Distribution Date:	09/17/25	JPMBB Commercial Mortgage Securities Trust 2015-C33
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C33

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Attention: Brian Hanson		bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23-26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46645JAA0	1.897700%	28,723,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46645JAB8	3.061300%	44,092,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46645JAC6	3.504300%	135,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46645JAD4	3.769700%	286,963,000.00	179,675,187.95	29,124,827.28	564,434.63	0.00	0.00	29,689,261.91	150,550,360.67	60.29%	30.00%
A-SB	46645JAE2	3.562300%	38,471,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46645JAF9	4.022600%	40,946,000.00	40,946,000.00	0.00	137,257.82	0.00	0.00	137,257.82	40,946,000.00	49.48%	24.62%
B	46645JAG7	4.274300%	35,232,000.00	35,232,000.00	0.00	125,493.45	0.00	0.00	125,493.45	35,232,000.00	40.19%	20.00%
C	46645JAH5	4.813701%	41,899,000.00	41,899,000.00	0.00	168,074.37	0.00	0.00	168,074.37	41,899,000.00	29.14%	14.50%
D-1	46645JBG6	4.313701%	23,805,000.00	23,805,000.00	0.00	85,573.04	0.00	0.00	85,573.04	23,805,000.00	22.86%	11.38%
D-2	46645JBJ0	4.313701%	19,997,000.00	19,997,000.00	0.00	71,884.23	0.00	0.00	71,884.23	19,997,000.00	17.58%	8.75%
E	46645JAU6	4.813701%	19,997,000.00	19,997,000.00	0.00	80,216.31	0.00	0.00	80,216.31	19,997,000.00	12.31%	6.12%
F	46645JAW2	4.813701%	8,570,000.00	8,570,000.00	0.00	34,377.85	0.00	0.00	34,377.85	8,570,000.00	10.05%	5.00%
G	46645JAY8	4.813701%	15,236,000.00	15,236,000.00	0.00	61,117.95	0.00	0.00	61,117.95	15,236,000.00	6.03%	3.00%
NR*	46645JBA9	4.813701%	22,853,212.00	22,853,212.00	0.00	13,916.83	0.00	0.00	13,916.83	22,853,212.00	0.00%	0.00%
R	46645JBE1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46645JBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			761,784,214.00	408,210,399.95	29,124,827.28	1,342,346.48	0.00	0.00	30,467,173.76	379,085,572.67

X-A	46645JAJ1	0.997064%	574,195,000.00	220,621,187.95	0.00	183,311.18	0.00	0.00	183,311.18	191,496,360.67
X-B	46645JAL6	0.539401%	35,232,000.00	35,232,000.00	0.00	15,836.80	0.00	0.00	15,836.80	35,232,000.00
X-C	46645JAN2	0.000000%	41,899,000.00	41,899,000.00	0.00	0.00	0.00	0.00	0.00	41,899,000.00
X-D	46645JAQ5	0.500000%	43,802,000.00	43,802,000.00	0.00	18,250.83	0.00	0.00	18,250.83	43,802,000.00
Notional SubTotal			695,128,000.00	341,554,187.95	0.00	217,398.81	0.00	0.00	217,398.81	312,429,360.67

Deal Distribution Total					29,124,827.28	1,559,745.29	0.00	0.00	30,684,572.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46645JAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46645JAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46645JAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46645JAD4	626.12667121	101.49331893	1.96692476	0.00000000	0.00000000	0.00000000	0.00000000	103.46024369	524.63335228
A-SB	46645JAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46645JAF9	1,000.00000000	0.00000000	3.35216676	0.00000000	0.00000000	0.00000000	0.00000000	3.35216676	1,000.00000000
B	46645JAG7	1,000.00000000	0.00000000	3.56191672	0.00000000	0.00000000	0.00000000	0.00000000	3.56191672	1,000.00000000
C	46645JAH5	1,000.00000000	0.00000000	4.01141722	0.00000000	0.00000000	0.00000000	0.00000000	4.01141722	1,000.00000000
D-1	46645JBG6	1,000.00000000	0.00000000	3.59475068	0.00000000	0.00000000	0.00000000	0.00000000	3.59475068	1,000.00000000
D-2	46645JBJ0	1,000.00000000	0.00000000	3.59475071	0.00000000	0.00000000	0.00000000	0.00000000	3.59475071	1,000.00000000
E	46645JAU6	1,000.00000000	0.00000000	4.01141721	0.00000000	0.00000000	0.00000000	0.00000000	4.01141721	1,000.00000000
F	46645JAW2	1,000.00000000	0.00000000	4.01141774	0.00000000	0.00000000	0.00000000	0.00000000	4.01141774	1,000.00000000
G	46645JAY8	1,000.00000000	0.00000000	4.01141704	0.00000000	0.00000000	0.00000000	0.00000000	4.01141704	1,000.00000000
NR	46645JBA9	1,000.00000000	0.00000000	0.60896604	3.40245126	27.71027197	0.00000000	0.00000000	0.60896604	1,000.00000000
R	46645JBE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46645JBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46645JAJ1	384.22694024	0.00000000	0.31924900	0.00000000	0.00000000	0.00000000	0.00000000	0.31924900	333.50405467
X-B	46645JAL6	1,000.00000000	0.00000000	0.44950045	0.00000000	0.00000000	0.00000000	0.00000000	0.44950045	1,000.00000000
X-C	46645JAN2	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46645JAQ5	1,000.00000000	0.00000000	0.41666659	0.00000000	0.00000000	0.00000000	0.00000000	0.41666659	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/25 - 08/30/25	30	0.00	564,434.63	0.00	564,434.63	0.00	0.00	0.00	564,434.63	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	08/01/25 - 08/30/25	30	0.00	183,311.18	0.00	183,311.18	0.00	0.00	0.00	183,311.18	0.00
X-B	08/01/25 - 08/30/25	30	0.00	15,836.80	0.00	15,836.80	0.00	0.00	0.00	15,836.80	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	08/01/25 - 08/30/25	30	0.00	18,250.83	0.00	18,250.83	0.00	0.00	0.00	18,250.83	0.00
A-S	08/01/25 - 08/30/25	30	0.00	137,257.82	0.00	137,257.82	0.00	0.00	0.00	137,257.82	0.00
B	08/01/25 - 08/30/25	30	0.00	125,493.45	0.00	125,493.45	0.00	0.00	0.00	125,493.45	0.00
C	08/01/25 - 08/30/25	30	0.00	168,074.37	0.00	168,074.37	0.00	0.00	0.00	168,074.37	0.00
D-1	08/01/25 - 08/30/25	30	0.00	85,573.04	0.00	85,573.04	0.00	0.00	0.00	85,573.04	0.00
D-2	08/01/25 - 08/30/25	30	0.00	71,884.23	0.00	71,884.23	0.00	0.00	0.00	71,884.23	0.00
E	08/01/25 - 08/30/25	30	0.00	80,216.31	0.00	80,216.31	0.00	0.00	0.00	80,216.31	0.00
F	08/01/25 - 08/30/25	30	0.00	34,377.85	0.00	34,377.85	0.00	0.00	0.00	34,377.85	0.00
G	08/01/25 - 08/30/25	30	0.00	61,117.95	0.00	61,117.95	0.00	0.00	0.00	61,117.95	0.00
NR	08/01/25 - 08/30/25	30	555,511.78	91,673.77	0.00	91,673.77	77,756.94	0.00	0.00	13,916.83	633,268.72
Totals			555,511.78	1,637,502.23	0.00	1,637,502.23	77,756.94	0.00	0.00	1,559,745.29	633,268.72

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
D-1 (Cert)	46645JBG6	4.313701%	23,805,000.00	23,805,000.00	0.00	85,573.04	0.00	0.00	85,573.04	23,805,000.00
D-1 (D)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D-2 (Cert)	46645JBJ0	4.313701%	19,997,000.00	19,997,000.00	0.00	71,884.23	0.00	0.00	71,884.23	19,997,000.00
D-2 (D)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			43,802,000.02	43,802,000.00	0.00	157,457.27	0.00	0.00	157,457.27	43,802,000.00

Exchangeable Certificate Details
D	46645JAS1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

	Additional Information
Total Available Distribution Amount (1)	30,684,572.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,643,531.25	Master Servicing Fee	2,970.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,863.94
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	175.76
ARD Interest	0.00	Senior Trust Advisor Fee	808.48
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	6,029.02
Total Interest Collected	1,643,531.25

Principal		Expenses/Reimbursements
Scheduled Principal	24,825,122.86	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	4,299,704.42	Special Servicing Fees (Monthly)	77,756.94
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	29,124,827.28	Total Expenses/Reimbursements	77,756.94

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,559,745.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	29,124,827.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	30,684,572.57
Total Funds Collected	30,768,358.53	Total Funds Distributed	30,768,358.53

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	408,210,400.53	408,210,400.53	Beginning Certificate Balance	408,210,399.95
(-) Scheduled Principal Collections	24,825,122.86	24,825,122.86	(-) Principal Distributions	29,124,827.28
(-) Unscheduled Principal Collections	4,299,704.42	4,299,704.42	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	379,085,573.25	379,085,573.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	408,210,400.50	408,210,400.50	Ending Certificate Balance	379,085,572.67
Ending Actual Collateral Balance	379,121,128.45	379,121,128.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.58)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.58)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.81%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,045,794.67	0.54%	2	5.0500	NAP	Defeased	1	2,045,794.67	0.54%	2	5.0500	NAP
	9,999,999 or less	27	87,281,456.74	23.02%	1	4.6862	2.154245	1.35 or less	3	129,451,789.40	34.15%	2	4.8256	1.154564
10,000,000 to 19,999,999		7	100,547,704.32	26.52%	1	4.5899	2.246717	1.36 to 1.45	2	42,491,328.65	11.21%	2	4.7531	1.381389
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	1	15,245,686.10	4.02%	2	4.4960	1.559200
25,000,000 to 49,999,999		2	64,210,617.52	16.94%	2	4.5830	1.737369	1.56 to 1.65	1	7,601,544.04	2.01%	1	4.9100	1.592100
	50,000,000 or greater	1	125,000,000.00	32.97%	2	4.8320	1.150000	1.66 to 1.80	4	41,195,154.37	10.87%	2	4.5915	1.767473
	Totals	38	379,085,573.25	100.00%	2	4.6932	1.774514	1.81 to 2.00	4	27,563,102.94	7.27%	2	4.7009	1.839506
								2.01 or greater	22	113,491,173.08	29.94%	1	4.5604	2.658274
								Totals	38	379,085,573.25	100.00%	2	4.6932	1.774514
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	2,045,794.67	0.54%	2	5.0500	NAP
							Defeased	1	2,045,794.67	0.54%	2	5.0500	NAP
Alabama	1	35,956,617.52	9.49%	2	4.7700	1.372900
							Lodging	6	45,645,088.08	12.04%	2	4.7684	1.883749
Arizona	3	28,990,781.51	7.65%	2	4.8168	1.733880
							Mobile Home Park	1	11,750,000.00	3.10%	1	4.4800	2.412400
California	19	52,557,262.80	13.86%	1	4.6356	2.340779
							Multi-Family	22	105,070,553.36	27.72%	2	4.5071	2.241590
Colorado	1	11,750,000.00	3.10%	1	4.4800	2.412400
							Office	2	140,498,492.60	37.06%	2	4.8241	1.460911
Florida	2	18,787,295.57	4.96%	2	4.6600	1.706904
							Retail	6	74,075,644.54	19.54%	2	4.6867	1.540654
Illinois	2	1,631,500.00	0.43%	2	5.1000	1.918234
							Totals	38	379,085,573.25	100.00%	2	4.6932	1.774514
Louisiana	2	34,154,000.00	9.01%	2	4.3398	2.314833

Michigan	1	15,498,492.60	4.09%	0	4.7600	3.968500

New Jersey	1	8,152,088.72	2.15%	2	4.6000	2.398700

New Mexico	1	15,245,686.10	4.02%	2	4.4960	1.559200

New York	1	125,000,000.00	32.97%	2	4.8320	1.150000

North Carolina	1	3,393,940.78	0.90%	2	5.0430	2.631700

Ohio	1	6,182,112.98	1.63%	2	4.6200	1.780100

Texas	1	19,740,000.00	5.21%	2	4.4470	1.796200

Totals	38	379,085,573.25	100.00%	2	4.6932	1.774514

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,045,794.67	0.54%	2	5.0500	NAP	Defeased	1	2,045,794.67	0.54%	2	5.0500	NAP
	4.40000% or less	2	34,154,000.00	9.01%	2	4.3398	2.314833	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	5	62,450,597.24	16.47%	2	4.5012	1.923930	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	24	135,097,977.55	35.64%	1	4.6970	2.137582	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	3	140,311,763.01	37.01%	2	4.8427	1.205740	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	3	5,025,440.78	1.33%	2	5.0615	2.400075	49 months or greater	37	377,039,778.58	99.46%	2	4.6913	1.774973
	Totals	38	379,085,573.25	100.00%	2	4.6932	1.774514	Totals	38	379,085,573.25	100.00%	2	4.6932	1.774514
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,045,794.67	0.54%	2	5.0500	NAP	Defeased	1	2,045,794.67	0.54%	2	5.0500	NAP
	60 months or less	37	377,039,778.58	99.46%	2	4.6913	1.774973	Interest Only	7	192,275,500.00	50.72%	2	4.6858	1.506916
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	21	71,488,417.80	18.86%	1	4.7170	2.693339
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 299 months	9	113,275,860.78	29.88%	2	4.6844	1.650394
	Totals	38	379,085,573.25	100.00%	2	4.6932	1.774514	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	379,085,573.25	100.00%	2	4.6932	1.774514
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	2,045,794.67	0.54%	2	5.0500	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	19	332,045,338.20	87.59%	2	4.6976	1.684206
	13 months to 24 months	18	44,994,440.38	11.87%	1	4.6450	2.444803
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	379,085,573.25	100.00%	2	4.6932	1.774514
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304960002	OF	New York	NY	Actual/360	4.832%	520,111.11	0.00	0.00	N/A	11/01/25	--	125,000,000.00	125,000,000.00	09/01/25
3	883100522	RT	Alabaster	AL	Actual/360	4.770%	147,921.79	55,991.09	0.00	N/A	11/06/25	--	36,012,608.61	35,956,617.52	09/06/25
5	305040005	MF	Baton Rouge	LA	Actual/360	4.345%	105,713.13	0.00	0.00	N/A	11/01/25	--	28,254,000.00	28,254,000.00	09/01/25
6	883100461	RT	Various	Various	Actual/360	4.379%	92,083.07	24,420,000.00	0.00	N/A	09/06/25	--	24,420,000.00	0.00	09/06/25
7	305040007	MF	Missouri City	TX	Actual/360	4.447%	75,591.59	0.00	0.00	N/A	11/01/25	--	19,740,000.00	19,740,000.00	09/01/25
9	304840017	OF	Detroit	MI	Actual/360	4.760%	63,672.34	35,555.21	0.00	N/A	09/01/25	--	15,534,047.81	15,498,492.60	08/01/25
13	28000792	RT	Albuquerque	NM	Actual/360	4.496%	59,135.76	28,732.91	0.00	N/A	11/06/25	--	15,274,419.01	15,245,686.10	09/06/25
15	305040015	RT	Glendale	AZ	Actual/360	4.690%	55,345.00	24,950.72	0.00	N/A	11/05/25	--	13,703,969.22	13,679,018.50	09/05/25
16	883100484	MF	Buena Park	CA	Actual/360	4.645%	49,640.73	28,690.52	0.00	N/A	10/06/25	--	12,410,613.20	12,381,922.68	09/06/25
17	305040017	LO	Fort Lauderdale	FL	Actual/360	4.660%	49,279.88	28,155.57	0.00	N/A	11/01/25	--	12,280,740.01	12,252,584.44	09/01/25
21	28000780	MH	Colorado Springs	CO	Actual/360	4.480%	45,328.89	0.00	0.00	N/A	10/06/25	--	11,750,000.00	11,750,000.00	09/06/25
26	305040026	LO	Carlstadt	NJ	Actual/360	4.600%	32,366.19	18,898.25	0.00	N/A	11/01/25	--	8,170,986.97	8,152,088.72	09/01/25
28	883100527	LO	Prescott	AZ	Actual/360	4.950%	32,937.14	16,970.35	0.00	N/A	11/06/25	--	7,727,189.32	7,710,218.97	09/06/25
29	883100469	LO	Phoenix	AZ	Actual/360	4.910%	32,211.36	16,937.10	0.00	N/A	10/06/25	--	7,618,481.14	7,601,544.04	09/06/25
31	305040031	RT	Santa Clarita	CA	Actual/360	4.580%	29,886.57	15,121.01	0.00	N/A	11/05/25	--	7,577,943.43	7,562,822.42	09/05/25
34	305040034	LO	Dania Beach	FL	Actual/360	4.660%	26,282.60	15,016.31	0.00	N/A	11/01/25	--	6,549,727.44	6,534,711.13	09/01/25
35	883100521	MF	Columbus	OH	Actual/360	4.620%	24,643.65	12,352.85	0.00	N/A	11/06/25	--	6,194,465.83	6,182,112.98	09/06/25
38	883100526	MF	Shreveport	LA	Actual/360	4.315%	21,922.60	0.00	0.00	N/A	10/06/25	--	5,900,000.00	5,900,000.00	09/06/25
39	883100510	MF	Panorama City	CA	Actual/360	4.645%	17,374.25	10,041.69	0.00	N/A	10/06/25	--	4,343,714.21	4,333,672.52	09/06/25
41	305040041	RT	Mansfield	MA	Actual/360	4.800%	17,806.40	4,308,000.12	0.00	N/A	11/05/25	--	4,308,000.12	0.00	09/05/25
42	883100515	MF	Los Angeles	CA	Actual/360	4.645%	14,941.20	8,635.48	0.00	N/A	10/06/25	--	3,735,430.60	3,726,795.12	09/06/25
43	28000746	LO	Durham	NC	Actual/360	5.043%	14,788.98	11,630.43	0.00	N/A	11/06/25	--	3,405,571.21	3,393,940.78	09/06/25
47	883100487	MF	Hesperia	CA	Actual/360	4.645%	11,985.63	6,927.24	0.00	N/A	10/06/25	--	2,996,510.54	2,989,583.30	09/06/25
48	883100482	MF	Los Angeles	CA	Actual/360	4.645%	10,711.95	6,191.11	0.00	N/A	10/06/25	--	2,678,079.55	2,671,888.44	09/06/25
49	28000745	LO	Charlotte	NC	Actual/360	5.050%	8,949.67	12,257.40	0.00	N/A	11/06/25	--	2,058,052.07	2,045,794.67	09/06/25
50	883100489	MF	Los Angeles	CA	Actual/360	4.645%	5,796.86	3,350.37	0.00	N/A	10/06/25	--	1,449,266.43	1,445,916.06	09/06/25
51	883100504	MF	Los Angeles	CA	Actual/360	4.645%	4,376.22	2,529.30	0.00	N/A	10/06/25	--	1,094,093.26	1,091,563.96	09/06/25
52	883100516	MF	Highland	CA	Actual/360	4.645%	10,042.45	5,804.17	0.00	N/A	10/06/25	--	2,510,699.41	2,504,895.24	09/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
53	883100513	MF	Reseda	CA	Actual/360	4.645%	7,511.42	4,341.34	0.00	N/A	10/06/25	--	1,877,920.96	1,873,579.62	09/06/25
54	883100478	MF	North Hollywood	CA	Actual/360	4.645%	7,478.77	4,322.45	0.00	N/A	10/06/25	--	1,869,757.15	1,865,434.70	09/06/25
55	883100518	MF	Desert Hot Springs	CA	Actual/360	4.645%	7,478.77	4,322.45	0.00	N/A	10/06/25	--	1,869,757.15	1,865,434.70	09/06/25
56	883100512	MF	Palmdale	CA	Actual/360	4.645%	3,837.36	2,217.85	0.00	N/A	10/06/25	--	959,373.28	957,155.43	09/06/25
57	883100491	MF	Los Angeles	CA	Actual/360	4.645%	3,510.78	2,029.09	0.00	N/A	10/06/25	--	877,725.03	875,695.94	09/06/25
58	883100509	MF	North Hills	CA	Actual/360	4.645%	7,135.85	4,124.27	0.00	N/A	10/06/25	--	1,784,025.23	1,779,900.96	09/06/25
59	883100496	MF	Fontana	CA	Actual/360	4.645%	6,531.68	3,775.06	0.00	N/A	10/06/25	--	1,632,975.95	1,629,200.89	09/06/25
60	883100494	MF	Los Angeles	CA	Actual/360	4.645%	6,205.09	3,586.32	0.00	N/A	10/06/25	--	1,551,326.09	1,547,739.77	09/06/25
61	883100520	MF	Hawthorne	CA	Actual/360	4.645%	3,984.32	2,302.79	0.00	N/A	10/06/25	--	996,115.49	993,812.70	09/06/25
62	883100517	MF	San Bernardino	CA	Actual/360	4.645%	1,845.20	1,066.46	0.00	N/A	10/06/25	--	461,314.81	460,248.35	09/06/25
63	28000797	RT	Wilmington	IL	Actual/360	5.100%	3,939.32	0.00	0.00	11/06/25	11/06/30	--	897,000.00	897,000.00	09/06/25
64	28000796	RT	Danville	IL	Actual/360	5.100%	3,225.68	0.00	0.00	11/06/25	11/06/30	--	734,500.00	734,500.00	09/06/25
Totals							1,643,531.25	29,124,827.28	0.00				408,210,400.53	379,085,573.25
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,688,535.88	13,192,842.44	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,373,879.63	1,788,247.25	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,436,686.27	1,449,173.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,593,670.62	1,304,070.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,453,252.94	816,154.81	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,226,393.00	0.00	--	--	--	0.00	0.00	98,525.28	98,525.28	0.00	0.00
13	1,857,865.56	945,798.78	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,842,544.00	1,842,291.11	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,072,334.90	1,133,643.01	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,828,888.06	1,931,948.65	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,285,732.41	648,265.71	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,630,568.89	1,657,645.87	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,094,451.00	1,173,373.10	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,436,469.11	1,138,063.25	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	963,759.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	872,711.44	857,923.40	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	765,384.16	403,782.69	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	565,763.00	391,481.82	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	681,444.75	412,927.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	604,613.04	129,312.87	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	488,696.67	305,938.55	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	834,362.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	961,212.17	463,124.33	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	327,697.77	129,276.44	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	255,212.84	132,313.67	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	633.91	0.00
51	198,007.44	117,557.85	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	302,178.47	257,162.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	284,872.40	152,561.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	371,957.79	190,916.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	325,410.79	204,559.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	150,502.59	97,285.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	152,438.93	89,490.62	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	302.66	0.00
58	156,108.55	95,231.33	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	266,860.49	144,399.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	280,935.42	147,431.05	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	163,730.48	104,020.25	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	381.43	0.00
62	175,110.55	115,445.58	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	90,158.59	45,078.81	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	73,944.07	36,972.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	61,134,346.95	34,045,710.28				0.00	0.00	98,525.28	98,525.28	1,318.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
41	305040041	4,299,704.42	Payoff Prior to Maturity	0.00	0.00
Totals		4,299,704.42		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,299,704.42	4.693226%	4.553488%	2
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	34,155,120.81	4.675572%	4.630800%	3
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.661361%	4.618951%	4
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	36,025,086.63	4.656565%	4.615509%	4
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	11,430,000.00	4.648496%	4.609304%	5
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,750,000.00	4.645065%	4.605757%	6
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,964,000.00	4.655419%	4.616473%	7
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.651758%	4.613082%	8
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.651775%	4.613075%	9
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,414,315.77	4.651793%	4.613067%	10
11/18/24	0	0.00	0	0.00	1	8,433,256.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.654716%	4.612795%	11
10/18/24	0	0.00	0	0.00	1	8,450,985.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.654735%	4.632046%	12
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	304840017	08/01/25	0	5	98,525.28	98,525.28	0.00	15,534,047.81	09/11/25	0
Totals					98,525.28	98,525.28	0.00	15,534,047.81

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		15,498,493	0	15,498,493		0
0 - 6 Months		361,955,581	361,955,581	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,631,500	1,631,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	379,085,573	379,085,573	0	0	0	0
Aug-25	408,210,401	408,210,401	0	0	0	0
Jul-25	442,798,844	442,798,844	0	0	0	0
Jun-25	506,857,349	506,857,349	0	0	0	0
May-25	558,641,321	558,641,321	0	0	0	0
Apr-25	570,791,898	570,791,898	0	0	0	0
Mar-25	580,217,678	580,217,678	0	0	0	0
Feb-25	587,981,062	587,981,062	0	0	0	0
Jan-25	588,650,938	588,650,938	0	0	0	0
Dec-24	589,318,132	589,318,132	0	0	0	0
Nov-24	598,458,280	590,025,023	0	0	8,433,257	0
Oct-24	599,137,704	590,686,718	0	0	8,450,986	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304960002	125,000,000.00	125,000,000.00	770,000,000.00	08/04/15	11,939,490.44	1.15000	06/30/25	11/01/25	I/O
9	304840017	15,498,492.60	15,534,047.81	56,200,000.00	07/17/15	4,725,446.00	3.96850	12/31/24	09/01/25	239
16	883100484	12,381,922.68	12,381,922.68	32,520,000.00	12/13/24	1,110,268.01	2.36230	06/30/24	10/06/25	240
39	883100510	4,333,672.52	4,333,672.52	10,660,000.00	12/12/24	404,107.99	2.45660	06/30/24	10/06/25	240
42	883100515	3,726,795.12	3,726,795.12	9,320,000.00	12/10/24	298,739.55	2.11180	06/30/24	10/06/25	240
47	883100487	2,989,583.30	2,989,583.30	19,580,000.00	12/10/24	447,774.33	3.94590	06/30/24	10/06/25	240
48	883100482	2,671,888.44	2,671,888.44	6,250,000.00	12/12/24	124,901.44	1.23150	06/30/24	10/06/25	240
50	883100489	1,445,916.06	1,445,916.06	4,080,000.00	12/10/24	130,371.17	2.37540	06/30/24	10/06/25	240
51	883100504	1,091,563.96	1,091,563.98	3,400,000.00	12/12/24	114,920.85	2.77360	06/30/24	10/06/25	240
52	883100516	2,504,895.24	2,504,895.24	10,970,000.00	12/10/24	249,662.24	2.62580	06/30/24	10/06/25	240
53	883100513	1,873,579.62	1,873,579.62	5,230,000.00	12/12/24	148,186.92	2.08370	06/30/24	10/06/25	240
54	883100478	1,865,434.70	1,865,434.70	5,200,000.00	12/12/24	188,041.20	2.65560	06/30/24	10/06/25	240
55	883100518	1,865,434.70	1,865,434.70	8,720,000.00	12/17/24	188,939.02	2.66830	06/30/24	10/06/25	240
56	883100512	957,155.43	957,155.43	4,260,000.00	12/12/24	94,177.10	2.59210	06/30/24	10/06/25	240
57	883100491	875,695.94	875,695.94	2,970,000.00	12/10/24	87,888.62	2.64410	06/30/24	10/06/25	240
58	883100509	1,779,900.96	1,779,900.96	4,420,000.00	12/12/24	91,856.33	1.35960	06/30/24	10/06/25	240
59	883100496	1,629,200.89	1,629,200.89	5,760,000.00	12/10/24	139,513.16	2.25600	06/30/24	10/06/25	240
60	883100494	1,547,739.77	1,547,739.77	4,580,000.00	12/10/24	144,431.05	2.45840	06/30/24	10/06/25	240
61	883100520	993,812.70	993,812.70	2,970,000.00	12/12/24	99,105.25	2.62710	06/30/24	10/06/25	240
62	883100517	460,248.35	460,248.35	3,430,000.00	12/10/24	112,610.58	6.44590	06/30/24	10/06/25	240
Totals		185,492,932.98	185,528,488.21	970,520,000.00		20,840,431.25

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304960002	OF	NY	08/15/25	13

The loan transferred to Special Servicing effective 8/15/2025 for Imminent Monetary Default (Baloon/Maturity Default). The subject is a 1,163,051 SF office property located in NY built in 1932. The files are currently under review to determine

	work ou t strategies.

9	304840017	OF	MI	09/11/25	0
	Special Servicer comments are not available for this cycle.

16	883100484	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 187-unit multifamily property located in Buena Park, CA and was built in 1960. As of April

2025, oc cupancy was 97.33%. A December 2024 site inspection found the property to be in overall good condition. The special servicer is continuing to work with the receiver to keep the loan current through maturity.

39	883100510	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 60-unit multifamily property located in Panorama City, CA and was built in 1984. As of April

2025 , occupancy was 93.33%. A November 2024 inspection found the property to be in overall average condition with some deferred maintenance observed. The special servicer is continuing to work with the receiver to keep the loan current

	through maturity.

42	883100515	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 46-unit multifamily property located in Los Angeles, CA and was built in 1987. As of April

2025, oc cupancy was 100% . A December 2024 site inspection found the property to be in fair condition with some deferred maintenance. The special servicer is continuing to work with the receiver to keep the loan current through maturity.

47	883100487	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 100-unit multifamily property located in Hesperia, CA and was built in 1989. As of April 2025, occu pancy was 98%. A November 2024 inspection found the property to be in overall good condition. The special servicer is continuing to work with the receiver to keep the loan current through maturity.

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
48	883100482	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 35-unit multifamily property located in Los Angeles, CA and was built in 1992. As of April

2025, oc cupancy was 88.57%. A November 2024 site inspection found the property to be in overall fair condition with some deferred maintenance. The special servicer is continuing to work with the receiver to keep the loan current through

	maturity.

50	883100489	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 15-unit multifamily property located in Los Angeles, CA and was built in 1960. As of April

2025, oc cupancy was 93.33%. A December 2024 inspection found the property to be in overall fair condition, with some immediate repairs needed. The special servicer is continuing to work with the receiver to keep the loan current through

	maturity.

51	883100504	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 18-unit multifamily property located in Los Angeles, CA and was built in 1991. As of April

2025, oc cupancy was 83.33%. A December 2024 site inspection found the property to be in overall fair condition with some deferred maintenance. The special servicer is continuing to work with the receiver to keep the loan current through

	maturity.

52	883100516	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 60-unit multifamily property located in Highland, CA and was built in 1985. As of April 2025, occ up ancy was 95%. A November 2024 inspection found the property to be in overall good condition with minimal deferred maintenance. The special servicer is continuing to work with the receiver to keep the loan current through maturity.

53	883100513	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 35-unit multifamily property located in Reseda, CA and was built in 1961. As of April 2025, occup an cy was 97.14%. A November 2024 inspection found the property to be in average condition with minimal deferred maintenance. The special servicer is continuing to work with the receiver to keep the loan current through maturity.

54	883100478	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 23-unit multifamily property located in North Hollywood, CA and was built in 1983. As of April

202 5 , occupancy was 95.65%. A November 2024 inspection found the property to be in overall poor condition with extensive deferred maintenance observed. The special servicer is continuing to work with the receiver to keep the loan current

	through maturit y	.

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
55	883100518	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 88-unit multifamily property located in Desert Hot Springs, CA and was built in 1985. As of

April 2 025, occupancy was 96.59%. A November 2024 inspection found the property to be in poor condition with several areas of deferred maintenance noted. The special servicer is continuing to work with the receiver to keep the loan

	current through maturit y.

56	883100512	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 24-unit multifamily property located in Palmdale, CA and was built in 1985. As of April 2025, the o ccupancy was 100%. A November 2024 inspection found the property to be in average condition with some deferred maintenance. The special servicer is continuing to work with the receiver to keep the loan current through maturity.

57	883100491	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 12-unit multifamily property located in Los Angeles, CA and was built in 1990. As of April

2025, oc cupancy was 100%. A December 2024 site inspection found the property to be in overall fair condition with some deferred maintenance. The special servicer is continuing to work with the receiver to keep the loan current through

	maturity.

58	883100509	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 27-unit multifamily property located in North Hills, CA and was built in 1964. As of April 2025, oc cupancy was 96.30%. A November 2024 inspection found the property to be in overall fair condition with several areas of deferred maintenance observed. The special servicer is continuing to work with the receiver to keep the loan current

	through mat urity.

59	883100496	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 28-unit multifamily property located in Fontana, CA and was built in 1960. As of April 2025, occu pa ncy was 96.43%. A November 2024 inspection found the property to be in overall good condition. The special servicer is continuing to work with the receiver to keep the loan current through maturity.

60	883100494	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 24-unit multifamily property located in Los Angeles, CA and was built in 1960. As of April

2025, oc cupancy was 100%. A December 2024 site inspection found the property to be in poor condition with many areas of deferred maintenance. The special servicer is continuing to work with the receiver to keep the loan current through

	maturity.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
61	883100520	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 16-unit multifamily property located in Hawthorne, CA and was built in 1986. As of April

2025, occupancy was 100%. A December 2024 site inspection found the property to be in good overall condition with some minor deferred maintenance. The special servicer is continuing to work with the receiver to keep the loan current through maturity.

62	883100517	MF	CA	11/01/24	11

The loan transferred to Special Servicing effective 11/1/2024 due to Appointment of Receiver. The receiver was appointed on 8/6/2024. The subject is a 18-unit multifamily property located in San Bernardino, CA and was built in 1985. As of April

202 5, occupancy was 100%. A November 2024 inspection found the property to be in overall average condition with some deferred maintenance observed. The special servicer is continuing to work with the receiver to keep the loan current through maturity.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
45	883100434 08/17/18	4,005,713.66	5,000,000.00	4,329,313.35	270,113.50	4,329,313.35	4,059,199.85	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,005,713.66	5,000,000.00	4,329,313.35	270,113.50	4,329,313.35	4,059,199.85	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
45	883100434	08/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	14,756.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	77,756.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		77,756.94

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Supplemental Notes
None

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